Revenue	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Revenue

4. Revenue

Revenue classified by type of good or service is as follows:

	2024	2023
	US$	US$
Revenue from:
- Sales of circular products	1,198,610	2,305,646
- Waste disposal services	4,901,167	3,858,527
	6,099,777	6,164,173

The revenue from sales of goods and other service income is recognized based on a point in time.